Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Information by segments

The following tables present summary information by segment for the six months ended June 30, 2023 and 2024, respectively:

	For the six months ended June 30, 2023
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	853,467	540,543	-	1,394,010
Cost of revenues	(466,637)	(90,134)	-	(556,771)
Gross profit	386,830	450,409	-	837,239
Operating expenses:
General and administrative expenses	17,738	(2,030,018)	(6,297)	(2,018,577)
Total operating expenses	17,738	(2,030,018)	(6,297)	(2,018,577)

Income (Loss) from operations	404,568	(1,579,609)	(6,297)	(1,181,338)

Other income (loss):
Other income	38,934	169,500	7,090	215,524
Interest expense	(8,375)	(32,109)	-	(40,484)
Other expense	(4,583)	-	-	(4,583)
Total other income (loss)	25,976	137,391	7,090	170,457

Income (Loss) before tax expense	430,544	(1,442,218)	793	(1,010,881)
Income tax expense	-	(11,024)	(12,062)	(23,086)
Net income (loss)	430,544	(1,453,242)	(11,269)	(1,033,967)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

14	Segmental reporting (cont’d)

	For the six months ended June 30, 2024
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	772,441	639,247	-	1,411,688
Cost of revenues	(319,698)	(192,636)	-	(512,334)
Gross profit	452,743	446,611	-	899,354
Operating expenses:
General and administrative expenses	(380,928)	(2,330,298)	(622,216)	(3,333,442)
Total operating expenses	(380,928)	(2,330,298)	(622,216)	(3,333,442)

Income (Loss) from operations	71,815	(1,883,687)	(622,216)	(2,434,088)

Other income (loss):
Other income	22,495	51,972	932	75,399
Interest expense	(639)	(18,720)	-	(19,359)
Other expense	2,716	(6,501)	(15)	(3,800)
Total other income	24,572	26,751	917	52,240

Income (Loss) before tax expense	96,387	(1,856,936)	(621,299)	(2,381,848)
Income tax expense	105,526	11,024	12,062	128,612
Net income (loss)	201,913	(1,845,912)	(609,237)	(2,253,236)

Schedule of disaggregated by the timing of revenue recognition

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the six months ended June 30, 2023
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	853,467	-	853,467
Over time	-	540,543	540,543

	For the six months ended June 30, 2024
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	555,254	226,346	781,600
Over time	217,187	412,901	630,088